Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 735,701	$ 908,730
Current portion	(25,246)	(26,268)
Total	710,455	882,462
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	180,229	9,900
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	555,472	339,000
Dropdown Predecessor [Member]
Debt Instrument [Line Items]
Long-term debt		$ 559,830